Investment in Securities (Tables)	9 Months Ended
Dec. 31, 2019
Investments Schedule [Abstract]
Summary of Investment in Securities
Investment in securities as of March 31, 2019 and December 31, 2019 consists of the following:

	Millions of yen
	March 31, 2019	December 31, 2019
Equity securities *	¥549,047	¥537,004
Trading debt securities	1,564	1,371
Available-for-sale debt securities	1,264,244	1,576,349
Held-to-maturity debt securities	114,061	113,880

Total	¥1,928,916	¥2,228,604

*
The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥324,220 million and ¥306,524 million as of March 31, 2019 and December 31, 2019, respectively. The amount of investment funds that are accounted for under the equity method included in equity securities were ¥75,923 million and ¥70,556 million as of March 31, 2019 and December 31, 2019, respectively. The amount of investment funds elected for the fair value option included in equity securities were ¥5,811 million and ¥5,997 million as of March 31, 2019 and December 31, 2019, respectively.

Summary of Impairment and Downward or Upward Adjustment Due to Changes of Observable Price
The following tables provide information about impairment and upward or downward adjustments resulting from observable price changes as of March 31, 2019 and December 31, 2019, and for the nine and three months ended December 31, 2018 and 2019.

	Millions of yen
	March 31, 2019			Nine months ended December 31, 2018		Three months ended December 31, 2018
	Carrying value	Accumulated impairments and downward adjustments	Accumulated upward adjustments	Impairments and downward adjustments	Upward adjustments	Impairments and downward adjustments	Upward adjustments
Equity securities measured using the measurement alternative	¥35,431	¥(1,688)	¥18	¥(151)	¥0	¥0	¥0

	Millions of yen
	December 31, 2019			Nine months ended December 31, 2019		Three months ended December 31, 2019
	Carrying value	Accumulated impairments and downward adjustments	Accumulated upward adjustments	Impairments and downward adjustments	Upward adjustments	Impairments and downward adjustments	Upward adjustments
Equity securities measured using the measurement alternative	¥37,137	¥(1,495)	¥61	¥(38)	¥43	¥0	¥5

Amortized Cost Basis Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Values of Available-for-Sale Securities and Held-to-Maturity Securities in Each Major Security Type
The amortized cost basis amounts, gross unrealized holding gains, gross unrealized holding losses and fair values of available-for-sale
debt securities and
held-to-maturity
debt securities in each major security type as of March 31, 2019 and December 31, 2019 are as follows:
March 31, 2019

	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥416,218	¥20,133	¥(5,500)	¥430,851
Japanese prefectural and foreign municipal bond securities	189,792	3,749	(236)	193,305
Corporate debt securities	485,156	5,205	(2,364)	487,997
CMBS and RMBS in the Americas	59,954	2,566	(1,041)	61,479
Other asset-backed securities and debt securities	88,620	3,381	(1,389)	90,612

	1,239,740	35,034	(10,530)	1,264,244

Held-to-maturity debt securities:
Japanese government bond securities and other	114,061	30,265	0	144,326

	¥1,353,801	¥65,299	¥(10,530)	¥1,408,570

December 31, 2019

	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥578,705	¥21,685	¥(9,155)	¥591,235
Japanese prefectural and foreign municipal bond securities	234,273	4,639	(624)	238,288
Corporate debt securities	588,853	9,187	(3,285)	594,755
CMBS and RMBS in the Americas	56,764	2,538	(1,340)	57,962
Other asset-backed securities and debt securities	92,338	3,369	(1,598)	94,109

	1,550,933	41,418	(16,002)	1,576,349

Held-to-maturity debt securities:
Japanese government bond securities and other	113,880	30,642	0	144,522

	¥1,664,813	¥72,060	¥(16,002)	¥1,720,871

Information about Available-for-Sale Securities with Gross Unrealized Losses and Length of Time Individual Securities Have Been in Continuous Unrealized Loss Position
The following tables provide information about
available-for-sale
debt securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2019 and December 31, 2019, respectively:
March 31, 2019

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥51,551	¥(1,119)	¥98,830	¥(4,381)	¥150,381	¥(5,500)
Japanese prefectural and foreign municipal bond securities	1,329	(35)	4,510	(201)	5,839	(236)
Corporate debt securities	9,156	(18)	68,924	(2,346)	78,080	(2,364)
CMBS and RMBS in the Americas	10,194	(362)	7,147	(679)	17,341	(1,041)
Other asset-backed securities and debt securities	10,253	(411)	28,748	(978)	39,001	(1,389)

	¥82,483	¥(1,945)	¥208,159	¥(8,585)	¥290,642	¥(10,530)

December 31, 2019
	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥86,920	¥(2,228)	¥153,775	¥(6,927)	¥240,695	¥(9,155)
Japanese prefectural and foreign municipal bond securities	71,088	(623)	220	(1)	71,308	(624)
Corporate debt securities	152,919	(1,351)	23,731	(1,934)	176,650	(3,285)
CMBS and RMBS in the Americas	8,700	(273)	8,715	(1,067)	17,415	(1,340)
Other asset-backed securities and debt securities	13,573	(254)	26,723	(1,344)	40,296	(1,598)

	¥333,200	¥(4,729)	¥213,164	¥(11,273)	¥546,364	¥(16,002)

Total Other-Than-Temporary Impairment with Offset for Amount of Total Other-Than-Temporary Impairment Recognized in Other Comprehensive Income
The other-than-temporary impairment losses recognized in other comprehensive income (loss) and earnings for the nine and three months ended December 31, 2018 and 2019 are as follows:

	Millions of yen
	Nine months ended December 31, 2018	Nine months ended December 31, 2019
Total other-than-temporary impairment losses	¥806	¥0
Portion of loss recognized in other comprehensive income (before taxes)	(136)	0

Net impairment losses recognized in earnings	¥670	¥0

	Millions of yen
	Three months ended December 31, 2018	Three months ended December 31, 2019
Total other-than-temporary impairment losses	¥113	¥0
Portion of loss recognized in other comprehensive income (before taxes)	0	0

Net impairment losses recognized in earnings	¥113	¥0

Roll-Forwards of Amount of Accumulated Other-Than-Temporary Impairments Related to Credit Losses

For debt securities held as of December 31, 2018 and 2019, roll-forwards of the amount of accumulated other-than-temporary impairments related to credit losses for the nine and three months ended December 31, 2018 and 2019 are as follows. The amount mainly consists of CMBS and RMBS in the Americas and foreign municipal bond securities:

	Millions of yen
	Nine months ended December 31, 2018	Nine months ended December 31, 2019
Beginning	¥1,021	¥2,102
Addition during the period :
Credit loss for which an other-than-temporary impairment was not previously recognized	551	0
Reduction during the period :
For securities sold or redeemed	(22)	0

Ending	¥1,550	¥2,102

	Millions of yen
	Three months ended December 31, 2018	Three months ended December 31, 2019
Beginning	¥1,550	¥2,102

Ending	¥1,550	¥2,102